LOANS, FINANCING AND DEBENTURES - Movements of Provision for Guarantees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Percentage of guaranteed outstanding balance accrued	1.00%
Changes in guarantees
Provision for Guarantee at beginning of period	R$ 459,004	R$ 463,776	R$ 549,436
Additions of Warranties	14,869	25,556	13,690
Update	(14,408)	15,197	5,889
Write-offs	(33,656)	(45,525)	(105,239)
Provision for Guarantee at end of period	R$ 425,809	R$ 459,004	R$ 463,776